Segment reporting (Tables)	12 Months Ended
Mar. 31, 2014
Segment Information

	Millions of yen
Year ended March 31, 2012	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,110,585	¥129,418	¥4,240,003	¥—	¥4,240,003
Operating expenses	3,224,241	141,302	3,365,543	—	3,365,543

Operating income (loss)	¥886,344	¥(11,884)	¥874,460	¥—	¥874,460

Other income (expense)					¥2,498

Income before income taxes and equity in net income (losses) of affiliates					¥876,958

Depreciation and amortization	¥674,330	¥10,453	¥684,783	¥—	¥684,783

Other significant non-cash items:
Point program expense	¥89,378	¥6,412	¥95,790	¥—	¥95,790
Impairment losses of goodwill	6,310	—	6,310	—	6,310

Total assets	¥4,970,087	¥343,293	¥5,313,380	¥1,634,702	¥6,948,082

Capital expenditures	¥561,661	¥23,584	¥585,245	¥141,588	¥726,833

	Millions of yen
Year ended March 31, 2013	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,275,172	¥194,950	¥4,470,122	¥—	¥4,470,122
Operating expenses	3,406,855	226,087	3,632,942	—	3,632,942

Operating income (loss)	¥868,317	¥(31,137)	¥837,180	¥—	¥837,180

Other income (expense)					¥(3,838)

Income before income taxes and equity in net income (losses) of affiliates					¥833,342

Depreciation and amortization	¥682,260	¥17,946	¥700,206	¥—	¥700,206

Other significant non-cash items:
Point program expenses	¥64,998	¥9,652	¥74,650	¥—	¥74,650
Impairment losses of goodwill	—	7,281	7,281	—	7,281

Total assets	¥5,199,591	¥411,986	¥5,611,577	¥1,558,148	¥7,169,725

Capital expenditures	¥606,137	¥19,272	¥625,409	¥128,251	¥753,660

	Millions of yen
Year ended March 31, 2014	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,235,897	¥225,306	¥4,461,203	¥—	¥4,461,203
Operating expenses	3,400,444	241,560	3,642,004	—	3,642,004

Operating income (loss)	¥835,453	¥(16,254)	¥819,199	¥—	¥819,199

Other income (expense)					¥13,850

Income before income taxes and equity in net income (losses) of affiliates					¥833,049

Depreciation and amortization	¥700,516	¥18,178	¥718,694	¥—	¥718,694

Other significant non-cash item:
Point program expenses	¥59,151	¥11,686	¥70,837	¥—	¥70,837

Total assets	¥5,487,312	¥485,697	¥5,973,009	¥1,535,021	¥7,508,030

Capital expenditures	¥581,925	¥16,728	¥598,653	¥104,471	¥703,124

Operating Revenues from Products and Services

Operating revenues from products and services were as follows:

	Millions of yen
Year ended March 31,	2012	2013	2014
Mobile communications services	¥3,326,493	¥3,168,478	¥2,955,788
—Voice revenues	1,541,884	1,274,584	1,065,196
—Packet communications revenues	1,784,609	1,893,894	1,890,592
Equipment sales	498,889	758,093	872,000
Other operating revenues	414,621	543,551	633,415

Total operating revenues	¥4,240,003	¥4,470,122	¥4,461,203